Summary of Significant Accounting Policies (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies
Opening balance	$ 198,000	$ 1,727,694
Change in fair value of convertible note	150,000	504,006
Forbearance and other fee	0	610,227
Gain on debt extinguishment	0	(298,213)
Conversion of convertible notes	(348,000)	(2,060,000)
Cash repaid	0	(285,714)
Ending balance	$ 0	$ 198,000